OTHER INCOME, NET (Tables)	6 Months Ended
Jun. 30, 2026
Other Income Net
Schedule of Other income, net

	For the six months ended June 30,
	2025	2026
	$US	$US
	(Unaudited)
Government grants (1)	70,799	45,065
Rental income (lessor lease)	68,929	106,708
Loss/(income) from disposal of scrap materials	22,836	22,378
Derecognition of accounts payable(2)	23,139	—
Other income/(expense)	1,246	(42,454)
Total	186,949	131,697

(1)	Government grants mainly represent the subsidies for researching and development activity and improvement of production technology.

(2)	Derecognition of accounts payable represent liabilities that have been confirmed as settled.